Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Earnings Per Share

All figures in £ millions	2025	2024	2023

Earnings for the year	336	435	380

Non-controlling interest	(1)	(1)	(2)

Earnings attributable to equity shareholders	335	434	378

Weighted average number of shares (millions)	651.3	673.0	711.5

Effect of dilutive share options (millions)	9.0	11.0	5.8

Weighted average number of shares (millions) for diluted earnings	660.3	684.0	717.3

Earnings per share (in pence per share)

Basic	51.4p	64.5p	53.1p

Diluted	50.7p	63.5p	52.7p